UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                FLETCHER INTERNATIONAL, LTD.
Address:             C/O A,S,& K. SERVICES LTD
                     41 CEDAR AVENUE
                     HAMILTON HM EX
                     BERMUDA

Form 13F File Number: 28 - 10204


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          DENIS KIELY
Title:         DEPUTY CHIEF EXECUTIVE OFFICER AND COUNSEL
               OF FLETCHER ASSET MANAGEMENT, INC., AS DULY
               AUTHORIZED INVESTMENT ADVISOR TO FLETCHER INTERNATIONAL, LTD.
Phone:         (212) 284-4800

Signature, Place, and Date of Signing:

FLETCHER ASSET MANAGEMENT, INC., DULY AUTHORIZED INVESTMENT ADVISOR TO FLETCHER INTERNATIONAL, LTD., BY:


/s/ DENIS KIELY
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       FEBRUARY 13, 2003
    DEPUTY CHIEF
    EXECUTIVE OFFICER
    AND COUNSEL


Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28-3480                     FLETCHER ASSET MANAGEMENT, INC.